Loans And Allowance For Loan Losses	12 Months Ended
Dec. 31, 2011
Loans And Allowance For Loan Losses [Abstract]
Loans And Allowance For Loan Losses

3. Loans and Allowance for Loan Losses

Loans at December 31, 2011 and 2010 consisted of the following:

	December 31,
	2011	2010
	(Dollars in Thousands)
Commercial	$21,525	$29,102
Commercial–real estate
Construction	7,291	8,462
Owner occupied	50,116	52,289
Non-owner occupied	50,817	51,378
Total commercial loans	129,749	141,231
Consumer	16,844	19,045
Residential real estate	97,142	93,044
Residential construction	4,632	6,937
Total consumer loans	118,618	119,026
TOTAL LOANS	$248,367	$260,257

The Corporation's subsidiary has had and can be expected to have in the future various banking transactions with directors, executive officers, their immediate families and affiliated companies in which they are principal stockholders (commonly referred to as related parties). These loans to related parties are summarized as follows:

	2011	2010
	(Dollars in Thousands)
BALANCE AT BEGINNING OF YEAR	$13,427	$18,291
New loans	9,153	4,591
Repayments	(3,514)	(9,455)
BALANCE AT END OF YEAR	$19,066	$13,427

Loans are categorized into one of nine loan grades with grades 1 through 5 representing various levels of acceptable loans and grades 6 through 9 representing various levels of credit deterioration.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan rating process with both internal and external oversight. The Credit Administration Department is responsible for the timely and accurate risk rating of the loan portfolio at origination and on an ongoing basis. As part of this process the Company's loan officers are responsible for providing the Credit Administration Department with all necessary information needed to accurately risk rate the loans in excess of $250,000 in their portfolios at origination and on an ongoing basis. Loans under $250,000 are assigned a predetermined risk rating set by The Credit Administration Department based upon the class and risk characteristics of the loan. The Company's approving Committees review risk ratings when approving a loan. Additionally, on a quarterly basis any risk rating changes are reported to the Discount Committee and the Board of Directors, except those made within the pass risk ratings. The Company engages an external consultant to conduct loan review on a quarterly basis. Generally, the external consultant reviews commercial relationships that equal or exceed $250,000, but not less than 75% of the total commercial portfolio, and all adversely classified commercial credits. Detailed problem loan reports, including plans for resolution, are completed on loans classified as OAEM and Substandard greater than $250,000 on a quarterly basis. The Company's process requires the review and evaluation of impaired loans greater than $250,000 and all troubled debt restructures to be updated at least quarterly.

6 — Special Mention (OAEM)

A special mention asset has potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the institution's credit position at some future date. Special mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification. Loans graded a 6 may be experiencing adverse operating trends such as declining revenues or margins or an ill-proportioned balance sheet caused by increasing accounts receivable and/or inventory balances not supported by an increase in sales revenue. Other reasons supporting this classification include adverse economic or market conditions, pending litigation or any other material structural weakness.

7 — Substandard

Substandard loans are inadequately protected by current sound net worth, paying capacity of the borrower, or pledged collateral. Loans are normally graded 7 when they have unsatisfactory characteristics causing more than acceptable levels of risk. A loan graded 7 normally has one or more well-defined weakness that could jeopardize repayment of the debt. The following are examples of situations that might cause a loan to be graded 7:

•	Cash flow deficiencies jeopardize future loan payments.

•	Sale of non-collateral assets has become a primary source of loan repayment.

•	The relationship has deteriorated to the point that sale of collateral is now the bank's primary source of repayment.

•	The borrower is bankrupt, or for any other reason, future repayment is dependent on court action.

8 — Doubtful

Loans are graded 8 if they contain weakness so serious that collection or liquidation in full is questionable. An 8 classification will result in the loan being placed in non-accrual.

9 — Loss

A 9 rating is assigned to loans considered uncollectible and of such little value that their continuance as an active bank asset is not warranted. This rating does not mean that the asset has no recovery or salvage value, but rather that the asset should be charged off now, even though partial or full recovery may be possible in the future.

The following table presents loans by credit quality indicator at December 31, 2011.

	Pass	Special Mention	Substandard	Total
	(Dollars in Thousands)
Commercial	$19,524	$65	$1,936	$21,525
Commercial–Real Estate
Construction	2,343	—	4,948	7,291
Owner Occupied	37,028	5,371	7,717	50,116
Non-Owner Occupied	47,284	767	2,766	50,817
Consumer	16,527	86	231	16,844
Residential Real Estate	90,968	281	5,893	97,142
Residential Construction	4,063	—	569	4,632
TOTAL	$217,737	$6,570	$24,060	$248,367

The following table presents loans by credit quality indicator at December 31, 2010.

	Pass	Special Mention	Substandard	Total
	(Dollars in Thousands)
Commercial	$24,069	$918	$4,115	$29,102
Commercial–Real Estate
Construction	3,514	0	4,948	8,462
Owner Occupied	40,104	4,080	8,105	52,289
Non-Owner Occupied	46,238	3,152	1,988	51,378
Consumer	18,614	148	283	19,045
Residential Real Estate	86,446	1,497	5,101	93,044
Residential Construction	6,365	0	572	6,937
TOTAL	$225,350	$9,795	$25,112	$260,257

The following table presents loans by past due status at December 31, 2011.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans	90 Days Past Due and Still Accruing
	(Dollars in Thousands)
Commercial	$157	$233	$1,169	$1,559	$19,966	$21,525	$—
Commercial–Real Estate
Construction	—	—	4,948	4,948	2,343	7,291	—
Owner Occupied	681	174	3,047	3,902	46,214	50,116	—
Non-Owner Occupied	123	—	1,827	1,950	48,867	50,817	—
Consumer	136	88	61	285	16,559	16,844	42
Residential Real Estate	1,607	999	1,999	4,605	92,537	97,142	765
Residential Construction	47	—	476	523	4,109	4,632	23
TOTAL	$2,751	$1,494	$13,527	$17,772	$230,595	$248,367	$830

The following table presents loans by past due status at December 31, 2010.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans	90 Days Past Due and Still Accruing
	(Dollars in Thousands)
Commercial	$338	$919	$543	$1,800	$27,302	$29,102	$—
Commercial–Real Estate
Construction	4,948	14	—	4,962	3,500	8,462	65
Owner Occupied	312	2,374	150	2,836	49,453	52,289	—
Non-Owner Occupied	690	968	930	2,588	48,790	51,378	5
Consumer	389	83	91	563	18,482	19,045	44
Residential Real Estate	2,428	625	1,183	4,236	88,808	93,044	525
Residential Construction	—	21	65	86	6,851	6,937	—
TOTAL	$9,105	$5,004	$2,962	$17,071	$243,186	$260,257	$639

The following table presents impaired loans at December 31, 2011.

	Carrying Amount	Unpaid Principal Balance	Associated Allowance	Average Carrying Amount	Interest Income Recognized

	(Dollars in Thousands)
With no related allowance recorded:
Commercial	$19	$269	$—	$19	$1
Commercial Real Estate
Owner occupied	499	499	—	513	—
Nonowner occupied	123	123	—	127	—

Total Commercial	$641	$891	$—	$659	$1

Consumer	$14	$14	$—	$14	$—
Residential real estate	983	983	—	1,013	9
Residential construction	452	452	—	452	—

Total Consumer	$1,449	$1,449	$—	$1,479	$9

With an allowance recorded:
Commercial	$1,154	$1,273	$469	$1,132	$—
Commercial Real Estate
Construction	4,948	4,948	768	4,948	—
Owner occupied	3,046	3,046	33	3,078	15
Nonowner occupied	2,613	2,613	463	2,612	29

Total Commercial	$11,761	$11,880	$1,733	$11,770	$44

Consumer	$26	$26	$1	$36	$2
Residential real estate	624	624	81	635	28
Residential Construction	33	33	3	33	2

Total Consumer	$683	$683	$85	$704	$32

Total:
Commercial	$1,173	$1,542	$469	$1,151	$1
Commercial Real Estate
Construction	4,948	4,948	`768	4,948	—
Owner occupied	3,545	3,545	33	3,591	15
Nonowner occupied	2,736	2,736	463	2,739	29

Total Commercial	$12,402	$12,771	$1,733	$12,429	$45

Consumer	$40	$40	$1	$50	$2
Residential real estate	1,607	1,607	81	1,648	37
Residential construction	485	485	3	485	2

Total Consumer	$2,132	$2,132	$85	$2,183	$41

The following table presents impaired loans at December 31, 2010.

	Carrying Amount	Unpaid Principal Balance	Associated Allowance	Average Carrying Amount	Interest Income Recognized

	(Dollars in Thousands)
With no related allowance recorded:
Commercial	$599	$849	$—	$773	$1
Commercial Real Estate
Construction	4,948	4,948	—	4,883	140
Owner occupied	2,356	2,356	—	2,392	—
Nonowner occupied	1,423	1,423	—	1,428	—

Total Commercial	$9,326	$9,576	$—	$9,476	$141

Consumer	$12	$12	$—	$181	$—
Residential real estate	411	411	—	434	—
Residential construction	452	452	—	452	—

Total Consumer	$875	$875	$—	1,067	$—

With an allowance recorded:
Commercial	$2,988	$2,988	$1,199	$4,410	$124
Commercial Real Estate
Owner occupied	1,634	1,634	712	1,642	67
Nonowner occupied	533	533	327	544	29

Total Commercial	$5,155	$5,155	$2,238	$6,596	$220

Consumer	$38	$38	$1	$42	$1
Residential real estate	548	548	110	1,046	58
Residential construction	34	34	3	34	2

Total Consumer	$620	$620	$114	$1,122	$61

Total:
Commercial	$3,587	$3,837	$1,199	$5,183	$125
Commercial Real Estate
Construction	4,948	4,948	—	4,883	140
Owner occupied	3,990	3,990	712	4,034	67
Nonowner occupied	1,956	1,956	327	1,972	29

Total Commercial	$14,481	$14,731	$2,238	$16,072	$361

Consumer	$50	$50	$1	$223	$1
Residential real estate	959	959	110	1,480	58
Residential construction	486	486	3	486	2

Total Consumer	$1,495	$1,495	$114	$2,189	$61

The following table presents nonaccrual loans, accruing loans past due 90 days or more, and restructured loans at December 31:

	2011	2010
	(Dollars in Thousands)
Nonaccrual loans	$13,827	$16,764
Accruing loans past due 90 days or more	830	639
Restructured loans (accruing)	1,429	904

The following table presents the composition of nonaccrual loans at December 31, 2011 and 2010.

	December 31,
	2011	2010
	(Dollars in Thousands)
Commercial	$1,354	$3,203
Commercial–Real Estate
Construction	4,948	4,948
Owner Occupied	3,669	4,066
Non-Owner Occupied	1,827	1,973
Total Commercial Loans	11,798	14,190
Consumer	26	72
Residential Real Estate	1,551	2,050
Residential Construction	452	452
Total Consumer Loans	2,029	2,574
TOTAL NONACCRUAL LOANS	$13,827	$16,764

In addition to the review of credit quality through the credit review process, we construct a comprehensive allowance analysis for the loan portfolio at least quarterly. The procedures that we use entail preparation of a loan "watch" list and assigning each loan a classification. Commercial loans with an aggregate loan balance in excess of $250,000 that meet one or more of the following conditions require the completion of a Problem Loan Report and an impairment analysis by the responsible lender. The conditions are as follows:

a.	Commercial loans graded OAEM, Substandard, Doubtful or Loss
b.	Commercial loan in non-accrual status
c.	Commercial loans deemed impaired
d.	Commercial loans past due greater than 90 days
e.	Trouble debt restructures
f.	Other mitigating circumstances i.e. bankruptcy, death of borrower/guarantor, etc.

The loans specified on the loan "watch" list have been assigned a classification that is intended to be representative of the degree of risk associated with that particular loan(s). An on-going three-year migration analysis of the pools of loans graded OAEM, Substandard, Doubtful and Loss as compared to their historical charge-offs is completed annually. This three year average percentage is then applied to the respective loan pool.

The remaining portfolio is segregated into loan pools consisting of commercial loans, commercial real estate owner occupied loans, commercial real estate non-owner occupied loans, commercial construction and land development loans, residential real estate loans, residential construction loans and consumer loans. The historical net charge-off percentage of each category is compiled. This data is then used to establish an average charge off percentage for each category.

Also, we review concentrations of credit, classes of loans and pledged collateral to determine the existence of any deterioration. In addition, we consider volume and trends in delinquencies and nonaccrual loans, the loan portfolio composition, loan volume and maturity of the portfolio, national and local economic conditions and the experience, ability and depth of our lending management and staff.

The following tables summarize changes in the allowance for loan losses applicable to each category of the loan portfolio:

	For the Year Ended December 31, 2011
	Commercial	Commercial Real Estate	Consumer	Residential Real Estate	Construction	Unallocated	Total
	(Dollars in Thousands)
Balance at beginning of period	$1,758	$1,966	$588	$1,206	$283	$74	$5,875
Provision for loan losses	927	1,235	(14)	449	608	36	3,241
Recoveries on loans previously charged off	8	62	57	1	—	—	128
Loans charged off	(1,929)	(1,735)	(154)	(521)	—	—	(4,339)
Balance at end of period	$764	$1,528	$477	$1,135	$891	$110	$4,905

	For the Year Ended December 31, 2010
	Commercial	Commercial Real Estate	Consumer	Residential Real Estate	Construction	Unallocated	Total
	(Dollars in Thousands)
Balance at beginning of period	$752	$1,328	$508	$767	$938	$32	$4,325
Provision for loan losses	1,075	575	310	575	(641)	42	1,936
Recoveries on loans previously charged off	18	93	53	3	—	—	167
Loans charged off	(87)	(30)	(283)	(139)	(14)	—	(553)
Balance at end of period	$1,758	$1,966	$588	$1,206	$283	$74	$5,875

The following table presents the allocation of the allowance for loan losses at December 31, 2011 and 2010.

	December 31, 2011
	Commercial	Commercial Real Estate	Consumer	Residential Real Estate	Construction	Unallocated	Total
	(Dollars in Thousands)
Reserve ending balance	$764	$1,528	$477	$1,135	$891	$110	$4,905
Individually evaluated for impairment	$353	$612	$1	$81	$771	$—	$1,818
Collectively evaluated for impairment	$411	$916	$476	$1,054	$120	$110	$3,087
Principal balance outstanding:
Individually evaluated for impairment	$1,173	$6,281	$40	$1,607	$5,433	$—	$14,534
Collectively evaluated for impairment	20,352	94,651	16,804	95,535	6,491	—	233,833
Total loans	$21,525	$100,932	$16,844	$97,142	$11,924	$—	$248,367

	December 31, 2010
	Commercial	Commercial Real Estate	Consumer	Residential Real Estate	Construction	Unallocated	Total
	(Dollars in Thousands)
Reserve ending balance:	$1,758	$1,966	$588	$1,206	$283	$74	$5,875
Individually evaluated for impairment	$1,199	$1,039	$1	$110	$3	$0	$2,352
Collectively evaluated for impairment	$559	$927	$587	$1,096	$280	$74	$3,523
Principal balance outstanding:
Individually evaluated for impairment	$3,587	$5,946	$50	$959	$5,434	$—	$15,976
Collectively evaluated for impairment	26,229	97,404	19,017	91,065	10,566	—	244,281
Total loans	$29,816	$103,350	$19,067	$92,024	$16,000	$—	$260,257

The Company's loan portfolio also includes certain loans that have been modified in a troubled debt restructuring (TDR), where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company's collection activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower's sustained repayment performance for a reasonable period, generally six months.

When the Company modifies a loan, management evaluates any possible impairment based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole remaining source of repayment for the loan is the operation or liquidation of the collateral. In these cases management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan is less than the recorded investment in the loan, net of charge-offs, deferred loan fees or costs and unamortized premium or discount, impairment is recognized by segment or class of loan, as applicable, through an allowance estimate or a charge-off to the allowance. Segment and class status is determined by the loan's classification at origination.

The following tables include the recorded investment and number of modifications for these loans by type of concession. The Company reports the recorded investment in the loans prior to modifications and also the recorded investment in the loans after the loans were restructured. There were no modifications for troubled debt restructurings within the last year where concessions were made and subsequently defaulted in the current reporting period. As a result of adopting the amendments in ASU 2011-012, the Company reassessed all restructurings that occurred since January 1, 2011 to determine whether they are considered troubled debt restructurings (TDRs) under the amended guidance. The Company identified no TDRs for which the allowance for loan losses had previously been measured under a general allowance methodology.

Troubled debt restructurings

For the Year Ended December 31, 2011

	Number Of Modifications	Recorded Investment Prior to Modification	Recorded Investment After Modification
		(Dollars in Thousands)
Interest Only Period Provided
Commercial–real estate
Non-owner Occupied	1	$785	$785
TOTAL	1	$785	$785
Loan Term Extension
Consumer	2	$10	$10
Residential real estate	1	176	194
TOTAL	3	$186	$204